Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 15,008	$ 9,101
Triparty repos and term bank deposits	7,971	15,655
Cash equivalents (excluding triparty repos and term bank deposits)	6,216	5,925
Total cash and cash equivalents	$ 29,195	$ 30,681	$ 31,111	$ 22,472